Balance Sheet Details	6 Months Ended
Jun. 30, 2025
Offsetting [Abstract]
Balance Sheet Details	Balance Sheet Details
Prepaid expenses and other current assets consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Prepaid insurance	$179,143	$9,808
Other	337,409	205,171
Total	$516,552	$214,979
Accrued expenses and other current liabilities consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Accrued legal	$1,867,107	$24,729
Accrued personnel costs	963,865	120,856
Accrued excise taxes	207,358	—
Accrued advisory fee	100,000	—
Other	411,624	224,066
Total	$3,549,954	$369,651
Balance Sheet Details
Prepaid expenses and other current assets consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Prepaid insurance	$268,240	$179,143
Other receivable	665,165	131,865
Deferred issuance costs	157,685	—
Other	652,214	205,544
Total	$1,743,304	$516,552
Accrued expenses and other current liabilities consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Accrued legal	$1,925,900	$1,867,107
Accrued personnel costs	950,214	963,865
Accrued excise taxes	13,790	207,358
Accrued advisory fee	5,400	100,000
Purchase commitment	665,145	—
Other	649,967	411,624
Total	$4,210,416	$3,549,954